Phoenix Life Variable Accumulation Account
Freedom Edge®
Phoenix Investor’s Edge®
Phoenix Dimensions®

Supplement to Prospectuses

This supplement should be read with the May 1, 2009 prospectuses for the above listed variable annuity products.

The following changes are effective on July 21, 2009

The following Optional Benefit riders, previously available only at the time of contract purchase, are now available after contract issue:

❖	Phoenix Principal ProtectorSM – a guaranteed minimum accumulation benefit rider

❖	Phoenix Flexible Withdrawal ProtectorSM – a guaranteed minimum withdrawal benefit rider

❖	Phoenix Retirement ProtectorSM – a flexible combination benefit rider providing a guaranteed minimum withdrawal benefit and a guaranteed minimum accumulation benefit

You may elect only one Optional Benefit rider for your contract. Each rider has its own fee, is intended to provide certain benefits, and may entail certain risks. You should carefully consider these factors in consultation with your registered representative to determine if electing or adding an Optional Benefit rider is suitable for your goals.

The following changes are made to the prospectuses dated May 1, 2009

Any reference to the Extended Care Enhancement1 feature for the Phoenix Flexible Withdrawal Protector rider is now followed by the following: (not available after the contract issue date)

Any reference to the Guaranteed Minimum Death Benefit (“GMDB”)2 feature for the Phoenix Retirement Protector rider is now followed by the following: (not available after the contract issue date)

Any reference that restricts the availability of an Optional Benefit due to the age of the owner also applies when an Optional Benefit is added after the contract is issued.

Additionally, for the purposes of this supplement, when the term initial premium is used to reference the value being applied to an Optional Benefit, the term is deleted and replaced with the following: initial premium (or if applicable, contract value)

1)	The following is added as the first sentence of the subsection entitled “Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs”:

If you elect an Optional Benefit after your contract is issued, you may not participate in any Dollar Cost Averaging or Asset Rebalancing program while the Optional Benefit is in effect. If you are currently in a program of this type, it will terminate on the date the Optional Benefit becomes effective.

2)	The following sentence is deleted from the Section entitled “Optional Benefits”:

“Generally, you must elect a benefit on the Contract Date unless otherwise stated.”

and replaced with the following:

You may elect an available Optional Benefit at the time you purchase your contract and you may elect certain Optional Benefits after this date. Currently we allow you to elect the following Optional Benefits on or after the date you purchase your contract: Phoenix Principal Protector, Phoenix Flexible Withdrawal Protector and Phoenix Retirement Protector. However: (1) the Extended Care Enhancement feature is not available with Phoenix Flexible Withdrawal Protector when it is purchased after the contract is issued and (2) the Guaranteed Minimum Death Benefit feature is not available with Phoenix Retirement Protector when it is purchased after the contract is issued.

3)	The following subsection is added as the last paragraph of the Section entitled “Optional Benefits”

[1]	Extended Care Enhancement not available for New York contracts.

[2]	GMDB Component not available for New York contracts.

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Adding an Optional Benefit After Contract Issue

Currently, we allow you to elect the following Optional Benefits after contract issue: Phoenix Principal Protector, Phoenix Flexible Withdrawal Protector and Phoenix Retirement Protector. To elect an Optional Benefit rider after contract issue, you, with your registered representative, must complete a rider election form and allocate your Contract Value to one approved asset allocation model. You must select an asset allocation model that is available on the date you elect the Optional Benefit rider (see “Program Availability”). Once your rider election form is accepted by us, we will issue your Optional Benefit rider. The effective date of the Optional Benefit will be the next contract anniversary immediately following your election. If you decide you want to cancel your rider election or change your asset allocation model prior to the date your rider is issued you must contact us at our Annuity Operations Division at the address or telephone number shown on the first page of your prospectus. You must pay off any outstanding loans prior to purchasing an Optional Benefit.

4)	The first paragraph of the subsection entitled “Guaranteed Minimum Accumulation Benefit (GMAB) (Phoenix Principal Protector) is deleted and replaced with the following:

Phoenix Principal Protector provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten-year term. This rider may be elected at the time the contract is purchased or after the contract is issued and may be terminated at any time by request.

5)

The first four sentences of the section “Phoenix Flexible Withdrawal Protector SM: A Guaranteed Minimum Withdrawal Benefit,” subsection “Summary of Benefit” are deleted and replaced with the following:

Beginning November 17, 2008, you may purchase the Phoenix Flexible Withdrawal Protector rider for an additional charge at the time you purchase your contract or after your contract is issued. This rider, subject to its terms, guarantees a minimum amount in payments or withdrawals from the contract. You may also select the optional Extended Care Enhancement1 with the rider, for an additional charge (Extended Care Enhancement is not available with New York contracts). You must elect the Extended Care Enhancement, a feature only available for election when the contract is first issued, to be included as part of the rider at the time you purchase the rider. When you elect the Phoenix Flexible Withdrawal Protector, the GMWB component is automatically included. You may only purchase one Optional Benefit with the contract.

6)	The first sentence of the section “Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector” is deleted and replaced with the following:

If you purchased your rider at the time you purchased your contract the rider date is the same as the contract date and rider years are measured the same as contract years. If you purchased your rider after your contract was issued, your rider date is the contract anniversary immediately following the date you elect the rider and your rider years are measured from your rider date.

7)	The following is added as the second sentence of the second paragraph of the subsection entitled “Benefit Base”:

If your rider is issued after the contract issue date, your Benefit Base equals the Contract Value on the date the rider is issued.

8)	The second sentence of the section “Phoenix Retirement Protector: A Flexible Combination Benefit,”, subsection “Summary of Benefit” is deleted and replaced with the following:

This rider may be elected for an additional charge at the time you purchase your contract or after your contract is issued. You may only purchase one Optional Benefit with the contract.

9)	The fifth sentence of the section “Phoenix Retirement Protector: A Flexible Combination (GMAB/GMWB) Benefit,” subsection “Summary of Benefit” is deleted and replaced with the following:

You must elect the GMDB component2, a feature only available for election when the contract is first issued, to be included as part of the rider at the time you purchase the rider.

10)	The first sentence of the section “Important Terms and Conditions Related to Phoenix Retirement Protector is deleted and replaced with the following:

If you purchased your rider at the time you purchased your contract the rider date is the same as the contract date and rider years are measured the same as contract years. If you purchased your rider after your contract was issued, your rider date is the contract anniversary immediately following the date you elect the rider and your rider years are measured from your rider date.

11)	The first sentence of the second paragraph of the definition of “GMWB Benefit Base,” under the section “Important Terms and Conditions Related to Phoenix Retirement Protector,” subsection “(ii) Guaranteed Minimum Withdrawal Benefit (“GMWB”) Component,” is deleted and replaced with the following:

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If you purchased your rider at the time you purchased your contract, on the rider date the GMWB Benefit Base is equal to the initial premium. If you purchased your rider after your contract was issued, the GMWB Benefit Base is equal to the Contract Value on the rider date.

Date: July 21, 2009	Keep this supplement for future reference.

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